Note 42	6 Months Ended
Jun. 30, 2026
Impairment or reversal of impairment of investments in joint ventures and associates [Abstract]
Disclosure of Impairment or reversal of impairment of investments in joint ventures and associates [Text Block]	Impairment or reversal of impairment of investments in joint ventures and associates
The heading “Impairment or reversal of the impairment of investments in joint ventures or associates" included no impairment or reversal of impairment for the six months ended June 30, 2026, while for the six months ended June 30, 2025 it included a reversal of impairment of €32 million corresponding to investments in associates.